Provisions (Tables)	12 Months Ended
Dec. 31, 2022
Other Provisions, Contingent Liabilities and Contingent Assets [Abstract]
Disclosure of Detailed Information About Provisions

	Restructuring	Provisions related to other taxes	Other	Total
	€m	€m	€m	€m
Balance at December 31, 2020	12.9	6.6	32.3	51.8
Acquired through business combinations	—	0.3	3.8	4.1
Additional provision in the period	2.6	1.0	2.5	6.1
Release of provision	(0.1)	—	(4.0)	(4.1)
Utilization of provision	(9.8)	—	(6.9)	(16.7)
Foreign exchange	—	—	1.0	1.0
Balance at December 31, 2021	5.6	7.9	28.7	42.2
Additional provision in the period	2.6	0.9	2.4	5.9
Release of provision	(0.6)	—	(3.4)	(4.0)
Utilization of provision	(2.5)	(0.1)	(3.4)	(6.0)
Foreign exchange	(0.3)	—	(0.4)	(0.7)
Balance at December 31, 2022	4.8	8.7	23.9	37.4
Analysis of total provisions:			December 31, 2022	December 31, 2021
Current			36.1	39.3
Non-current			1.3	2.9
Total			37.4	42.2